INTEREST- BEARING BANK BORROWINGS (SECURED) - Undrawn bank borrowing facilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INTEREST- BEARING BANK BORROWINGS (SECURED)
Variable-rate - expiring within one year	¥ 0	¥ 0